Cost of revenue	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Cost of revenue	Cost of revenue
Accounting policies
Cost of revenue comprises costs directly incurred in earning revenue, including computer costs and data storage fees paid to hosting providers, manufacturing costs, materials and consumables, the cost of equipment leased out under finance leases, personnel-related expenses and amortization of capitalized development costs.